Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the company, balance sheets

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	480	559
Amounts due from subsidiaries and VIEs	962,552	942,892
Prepayments and other current assets	3,609	3,204
Total current assets	966,641	946,655
Non-current assets:
Investments in the subsidiaries	488,251	500,416
Available-for-sale debt investments	313	306
Total non-current assets	488,564	500,722
Total assets	1,455,205	1,447,377
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	278,913	275,349
Accrued expenses and other current liabilities	1,025	885
Total current liabilities	279,938	276,234
Total liabilities	279,938	276,234
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 shares issued and 259,191,877 shares outstanding as of December 31, 2024 and 2025, respectively)	17,499	17,499
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 shares issued and 317,325,360 shares outstanding as of December 31, 2024 and 2025, respectively)	22,053	22,053
Additional paid-in capital	1,642,077	1,642,094
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,480)	(1,480)
Accumulated deficits	(467,577)	(467,241)
Accumulated other comprehensive loss	(37,305)	(41,782)
Total shareholders’ equity	1,175,267	1,171,143
Total liabilities and shareholders’ equity	1,455,205	1,447,377

Condensed financial information of the company, statements of comprehensive income/(loss)

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(16,902)	(8,979)	(6,562)
Total operating expenses	(16,902)	(8,979)	(6,562)
Loss from operations	(16,902)	(8,979)	(6,562)
Other income/(loss):
Net interest income	944	1,072	2
Foreign currency exchange (loss)/gain	(4,181)	(3,628)	5,482
Share of (loss)/income from the subsidiaries	(82,357)	(42,019)	1,414
Net (loss)/income	(102,496)	(53,554)	336
Other comprehensive income/(loss)	5,005	3,092	(4,477)
Comprehensive loss	(97,491)	(50,462)	(4,141)

Condensed financial information of the company, statements of cash flows

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash used in operating activities	(20,850)	(4,497)	(6,364)
Cash flows from investing activities:
Placement of short-term investments	(58,951)	(108,928)	—
Maturity of short-term investments	61,388	108,928	—
Return of equity investment principal from a subsidiary	19,722	—	—
Net cash provided by investing activities	22,159	—	—
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	10,332	(15,736)	6,443
Repurchase of ordinary shares	(655)	(825)	—
Net cash provided by/(used in) financing activities	9,677	(16,561)	6,443
Net increase/(decrease) in cash and cash equivalents	10,986	(21,058)	79
Cash and cash equivalents at the beginning of the year	10,552	21,538	480
Cash and cash equivalents at the end of the year	21,538	480	559